DISCONTINUED OPERATIONS (Tables)	6 Months Ended
Jun. 30, 2025
Discontinued Operations and Disposal Groups [Abstract]
SCHEDULE OF ESTIMATED FAIR VALUE OF WARRANT SHARES ASSUMPTIONS

The fair value of the warrant liabilities was determined using a Black-Scholes option pricing module. The assumptions used to perform the calculations are detailed below:

Month	Expected volatility (%) (*)	Risk free interest rate	Expected dividend yield	Expected term of options (years)	Exercise price (US dollars)	Share price (US dollars)	Fair value (U.S. dollars)
January, 2025	140.61%	4.38%	0.0%	5.5	$0.24	$1.07	$9,651
March, 2025	151.68%	4.09%	0.0%	5.3	$0.24	$0.31	$212
May, 2025	156.95%-159.21%	3.87%-4.17%	0.0%	5.10-5.16	$0.24	$0.27-$0.68	$22-$1,092
June, 2025	157.30%-157.96%	3.79%- 4.04%	0.0%	5.00-5.04	$0.24	$0.23-$0.24	$223-$429

(*)	The expected volatility was based on the historical volatility of the share price of the Company.